U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Available-for-sale securities	[1]	$ 61,997	$ 56,069
Other assets	[1]	29,725	27,059
Total assets		421,853	402,529
Liabilities and Shareholders' Equity
Short-term funds borrowed		27,877	29,893	$ 27,608
Long-term debt		32,078	32,260
Other liabilities		14,681	13,475
Shareholders' equity		46,131	43,479
Total liabilities and equity		421,853	402,529
Parent Company [Member]
Assets
Due from banks, principally interest-bearing		9,426	10,775
Available-for-sale securities		352	464
Other assets		983	1,762
Total assets		58,502	57,706
Liabilities and Shareholders' Equity
Short-term funds borrowed		25	177
Long-term debt		11,453	13,189
Other liabilities		893	861
Shareholders' equity		46,131	43,479
Total liabilities and equity		58,502	57,706
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		41,708	39,599
Advances to subsidiaries		3,150	2,650
Non-bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		2,060	1,906
Advances to subsidiaries		$ 823	$ 550

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.